Consolidated Statements of Redeemable Interests And Members' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Difference between Revenue Guidance in Effect before and after Topic 606 [Member]	Member Capital [Member]	Member Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Member Capital [Member] Difference between Revenue Guidance in Effect before and after Topic 606 [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Other Comprehensive (Loss) Income [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Parent [Member]	Parent [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Parent [Member] Difference between Revenue Guidance in Effect before and after Topic 606 [Member]	Nonredeemable Stock [Member] Noncontrolling Interest [Member]	Nonredeemable Stock [Member] Noncontrolling Interest [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Redeemable Stock [Member] Parent [Member]	Redeemable Stock [Member] Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2017	$ 2,486,814		$ 14,897	$ 1,340,577		$ 14,897	$ (82,562)		$ 1,258,015		$ 14,897	$ 1,228,799
Beginning balance (Accounting Standards Update 2016-01 [Member]) at Dec. 31, 2017					$ (4,566)			$ 4,566
Beginning balance at Dec. 31, 2017															$ 149,368
Comprehensive (loss) income	211,139			316,545			(16,358)		300,187			(89,048)
Comprehensive (loss) income															3,807
Equity-based compensation expense	96,320			84,105					84,105			12,215
Distributions															(2,894)
Cumulative dividends on preferred equity				(57,496)					(57,496)			57,496
Contributions	415,292			412,682					412,682			2,610
Distributions	(42,079)			(39,325)					(39,325)			(2,754)
Accretion of redeemable non-controlling interests	4,315			4,315					4,315						(4,315)
Redemption of units	(344,571)			(344,571)					(344,571)
Acquisition of non-controlling interests															9,700
Acquisition of non-controlling interests	(5,926)			(4,143)					(4,143)			(1,783)
Discontinued operations and business divestitures	(3,031)											(3,031)
Reclassification to redeemable equity														$ 43,693
Deconsolidation of subsidiary	1,853			93					93			1,760
Ending balance at Dec. 31, 2018														43,693	155,666
Reclassification to redeemable equity	(43,693)			(43,693)					(43,693)
Ending balance at Dec. 31, 2018	2,791,330			1,679,420			(94,354)		1,585,066			1,206,264
Ending balance (Accounting Standards Update 2017-11 [Member]) at Dec. 31, 2018		$ 39,793			12,175					$ 12,175			$ 27,618
Comprehensive (loss) income	(561,172)			(553,819)			(32,218)		(586,037)			24,865
Comprehensive (loss) income															(1,707)
Equity-based compensation expense	66,360			30,240					30,240			36,120
Distributions															(3,024)
Cumulative dividends on preferred equity				(45,673)					(45,673)			45,673
Contributions	470,587			470,000					470,000			587
Distributions	(79,853)			(64,945)					(64,945)			(14,908)
Accretion of redeemable non-controlling interests	12,090			12,090					12,090						(12,090)
Redemption of units	(507,707)			(475,827)					(475,827)			(31,880)
Acquisition of non-controlling interests															(2,036)
Acquisition of non-controlling interests	(537,302)			(24,983)					(24,983)			(512,319)
Non-controlling interests for a sale of a business	(6,543)						1,168		1,168			(7,711)
Ending balance at Dec. 31, 2019														43,693	136,809
Ending balance at Dec. 31, 2019	1,687,583			1,038,678			(125,404)		913,274			774,309
Ending balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2019		(1,803)			(1,803)					(1,803)
Comprehensive (loss) income	(145,298)			(54,956)			(91,933)		(146,889)			1,591
Comprehensive (loss) income															2,104
Equity-based compensation expense	6,763			3,827					3,827			2,936
Contributions	26,476			26,476					26,476
Distributions	(112,158)			(2,218)					(2,218)			(109,940)
Accretion of redeemable non-controlling interests	6,349			6,349					6,349						(6,349)
Redemption of units	(147)			(147)					(147)
Acquisition of non-controlling interests															65,204
Acquisition of non-controlling interests	5,635											5,635
Business deconsolidation	(1,747)											(1,747)
Ending balance at Mar. 31, 2020														43,693	197,768
Ending balance at Mar. 31, 2020	1,471,653			1,016,206			(217,337)		798,869			672,784
Beginning balance at Dec. 31, 2019	1,687,583			1,038,678			(125,404)		913,274			774,309
Beginning balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2019		$ (1,803)			$ (1,803)					$ (1,803)
Beginning balance at Dec. 31, 2019														43,693	136,809
Comprehensive (loss) income	(667,561)			(654,934)			(65,382)		(720,316)			52,755
Comprehensive (loss) income															(23,139)
Equity-based compensation expense	79,351			51,624					51,624			27,727
Contributions	47,656			47,656					47,656
Distributions	(187,643)			(14,018)					(14,018)			(173,625)
Accretion of redeemable non-controlling interests	10,620			10,620					10,620						(10,620)
Redemption of units	(13,861)			(13,861)					(13,861)
Acquisition of non-controlling interests															65,204
Put right exercises, modifications and cancellations														(39,388)
Acquisition of non-controlling interests	3,635			(3,075)					(3,075)			6,710
Reclassification to redeemable equity														18,214
Business deconsolidation	(1,747)											(1,747)
Promissory note extinguishment	17,698			17,698					17,698
Put right exercises, modifications and cancellations	8,262			8,262					8,262
Ending balance at Dec. 31, 2020														22,519	168,254
Reclassification to redeemable equity	(18,214)			(18,214)					(18,214)
Ending balance at Dec. 31, 2020	963,976			468,633			(190,786)		277,847			686,129
Comprehensive (loss) income	21,026			(24,870)			16,552		(8,318)			29,344
Comprehensive (loss) income															(2,098)
Equity-based compensation expense	9,450			3,444					3,444			6,006
Distributions	(8,842)			(718)					(718)			(8,124)
Accretion of redeemable non-controlling interests	271			271					271						(271)
Establishment of non-controlling interests	(2,888)			560					560			(3,448)			2,888
Ending balance at Mar. 31, 2021														$ 22,519	$ 168,773
Ending balance at Mar. 31, 2021	$ 982,993			$ 447,320			$ (174,234)		$ 273,086			$ 709,907